Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Results by segment
Gross revenues	$ 11,339	$ 14,755	$ 13,548
Cost and expenses	(6,135)	(7,035)	(5,793)
Research and development	(299)	(529)	(342)
Depreciation, depletion and amortization	(1,055)	(1,168)	(957)
Gain on sale of assets			1,513
Operating income	3,850	6,023	7,969
Total non-operating income (expenses)	229	(470)	(98)
Change in provision for losses on equity investments	243	167	280
Income taxes	(553)	(1,147)	(1,377)
Net income (loss) attributable to noncontrolling interests	58	99	52
Net income attributable to the Company's stockholders	3,827	4,672	6,826
Bulk Material
Results by segment
Gross revenues	8,240	10,984	9,519
Cost and expenses	(3,455)	(4,139)	(3,034)
Research and development	(139)	(219)	(112)
Depreciation, depletion and amortization	(506)	(536)	(434)
Operating income	4,140	6,090	5,939
Total non-operating income (expenses)	220	(502)	(35)
Change in provision for losses on equity investments	245	250	258
Income taxes	(504)	(877)	(981)
Net income (loss) attributable to noncontrolling interests	14	50	2
Net income attributable to the Company's stockholders	4,115	5,011	5,183
Base Metals
Results by segment
Gross revenues	1,775	2,361	2,749
Cost and expenses	(1,359)	(1,661)	(1,534)
Research and development	(96)	(141)	(74)
Depreciation, depletion and amortization	(374)	(486)	(357)
Gain on sale of assets			1,513
Operating income	(54)	73	2,297
Total non-operating income (expenses)	5	58	(27)
Change in provision for losses on equity investments	34	(12)	(3)
Income taxes	(15)	(219)	(401)
Net income (loss) attributable to noncontrolling interests	59	50	14
Net income attributable to the Company's stockholders	29	(50)	1,880
Fertilizers
Results by segment
Gross revenues	829	856	787
Cost and expenses	(660)	(653)	(644)
Research and development	(15)	(38)	(18)
Depreciation, depletion and amortization	(109)	(83)	(117)
Operating income	45	82	8
Total non-operating income (expenses)	4	1	15
Income taxes	(11)	(47)	3
Net income (loss) attributable to noncontrolling interests	(18)	(12)	4
Net income attributable to the Company's stockholders	20	24	30
Logistic
Results by segment
Gross revenues	403	420	328
Cost and expenses	(411)	(386)	(290)
Research and development	(1)	(33)	(21)
Depreciation, depletion and amortization	(64)	(61)	(44)
Operating income	(73)	(60)	(27)
Total non-operating income (expenses)	(9)	(23)	(19)
Change in provision for losses on equity investments	30	24	36
Income taxes	(19)	(4)	2
Net income attributable to the Company's stockholders	(71)	(63)	(8)
Others
Results by segment
Gross revenues	92	134	165
Cost and expenses	(250)	(196)	(291)
Research and development	(48)	(98)	(117)
Depreciation, depletion and amortization	(2)	(2)	(5)
Operating income	(208)	(162)	(248)
Total non-operating income (expenses)	9	(4)	(32)
Change in provision for losses on equity investments	(66)	(95)	(11)
Income taxes	(4)
Net income (loss) attributable to noncontrolling interests	3	11	32
Net income attributable to the Company's stockholders	$ (266)	$ (250)	$ (259)